FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
3. FAIR VALUE OF FINANCIAL INSTRUMENTS

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

•	Level 1–Quoted market prices in active markets for identical assets and liabilities;
•	Level 2–Inputs, other than level 1 inputs, either directly or indirectly observable; and
•	Level 3–Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value. As of June 30, 2021 we had one instrument that we valued for the derivative liability associated with the bifurcated conversion option of the Auctus loan for $400,000 ($700,000 of the $1,100,000 was paid in the three months ended June 30, 2021). Warrants were valued at December 31, 2020. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from derivative contracts are included in the change in fair value of the derivative liability in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of June 30, 2021 and December 31, 2020:

FAIR VALUE MEASUREMENTS (In Thousands)

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at June 30, 2021
	Level 1	Level 2	Level 3	Total

Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	-	-	(29)	(29)
Total long-term liabilities at fair value	$-	$-	$(29)	$(29)

	Fair Value at December 31, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Senior Secured Debt	-	-	(2,203)	(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	(25)	(25)
Total long-term liabilities at fair value	$-	$-	$(2,228)	$(2,228)

The following is a summary of changes to Level 3 instruments during the six months ended June 30, 2021:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Senior Secured Debt	Derivative	Total

Balance, December 31, 2020	$(2,203)	$(25)	$(2,228)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity	1,755	-	1,755
Change in value due to warrants expiring during the year	448	-	448
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus		84	84
Change in fair value during the year	-	(88)	(88)
Balance, June 30, 2021	$-	$(29)	$(29)

As of June 30, 2021, the fair value of warrants was approximately nil and the fair value of the derivative liability was approximately $29,000. A net change of approximately $2.2 million has been recorded to the accompanying statement of operations for the six months ended June 30, 2021. As of December 31, 2020, the fair value of warrants was approximately $2.2 million and the fair value of the derivative liability was $25,000.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

●	Level 1 – Quoted market prices in active markets for identical assets and liabilities;

●	Level 2 – Inputs, other than level 1 inputs, either directly or indirectly observable; and

●	Level 3 – Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of December 31, 2020 and 2019. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from derivative contracts are included in net gain (loss) from derivative contracts in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of December 31, 2020 and 2019:

FAIR VALUE MEASUREMENTS (In Thousands)

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at December 31, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Senior Secured Debt	-	-	(2,203)	(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	(25)	(25)
Total long-term liabilities at fair value	$-	$-	$(2,228)	$(2,228)
	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-term loans	-	-	(83)	(83)
Warrants issued in connection with Long-term loans	-	-	(893)	(893)
Warrants issued in connection with Senior Secured Debt	-	-	(4,002)	(4,002)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	-	-
Total long-term liabilities at fair value	$-	$-	$(5,092)	$(5,092)

The following is a summary of changes to Level 3 instruments during the year ended December 31, 2020:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Distributor Debt	Short- Term Loans	Long- Term Loans	Senior Secured Debt	Derivative	Total

Balance, December 31, 2019	$(114)	$(83)	$(893)	$(4,002)	$-	$(5,092)
Transfer to equity as a result of warrants exchanged for fixed price warrants	67	50	-	-	-	117
Change in fair value of derivatives during the year	-	-	-	-	(25)	(25)
Transfer to equity as a result of adoption of ASU 2017-11	-	-	627	-	-	627
Reduction of debt discount as result of adoption of ASU 2017-11	-	-	266	-	-	266
Change in fair value of warrants during the year	47	33	-	1,799	-	1,879
Balance, December 31, 2020	$-	$-	$-	$(2,203)	$(25)	$(2,228)

As of December 31, 2020, the fair value of warrants was approximately $2.2 million and the fair value of the derivative liability was $25,000. A net change of approximately $1.9 million has been recorded to the accompanying statement of operations for the year ended, as well as an adjustment to the liability of $0.9 million.